Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2025	2024	2023
Current tax provision
Federal	$3,042	$2,247	$1,102
State	75	58	19
Total current tax provision	3,117	2,305	1,121
Deferred tax provision (benefit)
Federal	(199)	(70)	(120)
State	(3)	(2)	0
Total deferred tax provision (benefit)	(202)	(72)	(120)
Total income tax provision
Federal	2,843	2,177	982
State	72	56	19
Total income tax provision	$2,915	$2,233	$1,001

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2025		2024		2023
($ in millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income from continuing operations before income taxes[1]	$14,223		$10,713		$4,904
Tax at statutory federal rate	$2,987	21%	$2,250	21%	$1,030	21%
Tax effect of:
State and local income taxes, net of federal income tax effect[2]	57	0	44	0	15	0
Tax credits	(6)	0	(7)	0	(17)	0
Nontaxable or nondeductible items	(123)	(1)	(54)	0	(27)	(1)
Total income tax provision	$2,915	20%	$2,233	21%	$1,001	20%
[1] All income from continuing operations for the periods presented was derived from domestic operations.
[2] State taxes in Illinois and Florida made up the majority (greater than 50%) of the tax effect in this category.

Supplemental Cash Flow Information
For the years ended December 31, we paid the following:

(millions)	2025	2024	2023
Income taxes[1]	$3,107	$2,585	$821
Interest	276	276	265
Operating lease liabilities	91	84	77
[1] See Note 5 – Income Taxes for further discussion.
Income taxes paid for the years ended December 31, were as follows:

($ in millions)	2025	2024	2023
Income taxes paid:
Federal	$3,022	$2,540	$800
State	85	45	21
Total income taxes paid	$3,107	$2,585	$821

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2025	2024
Federal deferred income tax assets:
Unearned premiums reserve	$1,056	$991
Non-deductible accruals	535	274
Loss and loss adjustment expense reserves	407	342
Operating lease liabilities	43	41
Software development costs	10	89
Hedges on forecasted transactions	3	4
Net unrealized losses on fixed-maturity securities	0	376
Other	58	27
Total federal deferred income tax assets	2,112	2,144
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(686)	(588)
Deferred acquisition costs	(429)	(412)
Property and equipment	(94)	(85)
Operating lease assets	(43)	(41)
Investment basis differences	(38)	(22)
Net unrealized gains on fixed-maturity securities	(31)	0
Prepaid expenses	(22)	(10)
Loss and loss adjustment expense reserve transition adjustment	0	(8)
Other	(21)	(24)
Total federal deferred income tax liabilities	(1,364)	(1,190)
Net federal deferred income taxes	748	954
State deferred income tax assets[1]	38	42
State deferred income tax liabilities[1]	(1)	0
Total	$785	$996
[1] State deferred tax assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on our consolidated balance sheets.